August 29, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filings – Rule 497(j)

Re:       The Milestone Funds (the “Fund”)

SEC File Nos. 33-81574; 811-8620

Ladies and Gentlemen:

On behalf of the Fund and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that the final Prospectus for the Administrative Shares of the Fund, and the combined Statement of Additional Information, each dated August 25, 2006, do not differ from the Prospectus and Statement of Additional Information as filed in the Fund’s Post-Effective Amendment No. 19 to the Registration Statement, filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) on August 25, 2006, accession # 000910472-06-000340.

Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Very truly yours,

The Bank of New York

/s/ Lisa R. Grosswirth

Lisa R. Grosswirth

cc:        Marc Pfeffer

Susan J. Penry-Williams

George P. Attisano